STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Reconciliation of Share Activity
A rollforward of share activity as of December 31, 2022 and December 31, 2021 was as follows:

Amount
(In thousands)
Outstanding shares as of December 31, 2020	410,725
Net shares issued related to stock-based compensation	4,545
Cancellation of treasury shares	(22,000)
Total Produce share exchange	(337,088)
Shares issued to the C&C Parties	11,917
Primary IPO Transaction issuance	25,000
Secondary issuance	1,779
Outstanding shares as of December 31, 2021	94,878
Net shares issued related to stock-based compensation	21
Outstanding shares as of December 31, 2022	94,899

Summary of Stock Option Valuation Assumptions
The following table summarizes the assumptions used for estimating the fair values of the stock options and RSUs with a market condition upon grant date:

Assumption	RSUs with a market condition	Stock Options

Risk-free interest rate	2.1%	0.9%
Expected volatility	45.0%	32.5%
Dividend yield	2.5%	1.5%
Expected term (years)	N/A	6.5

Rollforward of Share-based Compensation Awards Outstanding
For the year ended December 31, 2022, a rollforward of share-based compensation awards outstanding by number and weighted-average exercise price of stock options or weighted-average grant-date fair value of RSUs and RSUs with a market condition was as follows:

	Stock Options		RSUs		RSUs with a market condition
	Number of shares	Weighted-average exercise price	Number of shares	Weighted-average grant date fair value	Number of shares	Weighted-average grant date fair value

	(Number of shares in thousands and weighted-average amounts are U.S. dollars per share)
Outstanding awards as of December 31, 2021	453	$15.72	209	$15.88	—	$—
Granted	—	—	261	12.88	425	13.70
Vested	—	—	(40)	12.87	—	—
Forfeited	—	—	(18)	13.59	(25)	15.33
Outstanding awards as of December 31, 2022	453	$15.72	412	$13.71	400	$13.59

Summary of Dividends Declared and Paid
The following table summarizes dividends per share declared for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

Date Declared	Amount (per share)
(U.S. Dollars)
11/16/2022	$0.08
8/22/2022	$0.08
5/24/2022	$0.08
3/14/2022	$0.08
12/2/2021	$0.08
5/28/2021	$0.03
1/29/2021	$0.01
9/2/2020	$0.03
The following table summarizes total dividends declared for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Dividends	$(30,582)	$(24,699)	$(11,875)

Schedule of Accumulated Other Comprehensive Loss	A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the years ended December 31, 2022, December 31, 2021 and December 31, 2020.

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2019	$—	$(65,065)	$(66,539)	$(131,604)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(2,578)	(13,451)	17,759	1,730
Gross amounts reclassified from accumulated other comprehensive loss	—	1,295	—	1,295
Tax reclassified from accumulated other comprehensive loss	—	(224)	—	(224)
Net other comprehensive income (loss) attributable to Dole plc	(2,578)	(12,380)	17,759	2,801
Balance as of December 31, 2020	$(2,578)	$(77,445)	$(48,780)	$(128,803)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	14,085	1,857	(27,669)	(11,727)
Reclassification of pension activity to accumulated other comprehensive loss*	—	15,462	—	15,462
Gross amounts reclassified from accumulated other comprehensive loss	(3,739)	378	1,721	(1,640)
Tax reclassified from accumulated other comprehensive loss	863	(74)	—	789
Net other comprehensive income (loss) attributable to Dole plc	11,209	17,623	(25,948)	2,884
Balance as of December 31, 2021	$8,631	$(59,822)	$(74,728)	$(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	48,448	21,530	(38,329)	31,649
Gross amounts reclassified from accumulated other comprehensive loss	(22,447)	1,548	5,445	(15,454)
Tax reclassified from accumulated other comprehensive loss	5,785	(194)	—	5,591
Net other comprehensive income (loss) attributable to Dole plc	31,786	22,884	(32,884)	21,786
Balance at December 31, 2022	$40,417	$(36,938)	$(107,612)	$(104,133)
*See Note 2 “Basis of Presentation and Summary of Significant Accounting Policies” for details on the reclassification of pension activity in the year ended December 31, 2021.